Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash	$ 46,351	¥ 324,134	¥ 640,119
Restricted cash	4,019	28,107	10,396
Term deposits	30,239	211,463	222,783
Short-term investments	51,441	359,734	291,280
Contract assets	8,192	57,290	27,752
Amounts due from a related party	478	3,345	2,590
Prepayments and other current assets	16,009	111,954	119,996
Total current assets	176,769	1,236,166	1,435,679
Non-current assets
Long-term investments	7,617	53,269	54,052
Property and equipment, net	871	6,088	8,173
Operating lease right-of-use assets	2,019	14,122	10,800
Intangible assets, net	1,326	9,271	11,609
Goodwill	7,783	54,427	54,427
Other non-current assets	418	2,925	3,639
Total non-current assets	20,034	140,102	142,700
Total assets	196,803	1,376,268	1,578,379
Current liabilities
Accounts payable	18,566	129,831	95,485
Contract liabilities	42,825	299,483	306,112
Operating lease liabilities-current	1,157	8,093	5,843
Amounts due to related parties	56	391	154
Accrued expenses and other current liabilities	14,682	102,675	101,009
Total current liabilities	77,286	540,473	508,603
Non-current liabilities
Operating lease liabilities-non current	541	3,785	4,731
Deferred income tax liabilities	11	76	466
Total non-current liabilities	552	3,861	5,197
Total liabilities	77,838	544,334	513,800
Commitments and contingencies (Note 18)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	1,607,205	11,239,347	11,225,945
Treasury stock	(17,288)	(120,899)	(120,899)
Accumulated other comprehensive loss	(9,096)	(63,608)	(56,362)
Accumulated deficit	(1,460,535)	(10,213,669)	(9,974,319)
Total shareholders’ Equity attributable to Cloopen Group Holding Limited	120,316	841,383	1,074,577
Non-controlling interests	(1,351)	(9,449)	(9,998)
Total shareholders’ Equity	118,965	831,934	1,064,579
Total liabilities and shareholders’ equity	196,803	1,376,268	1,578,379
Common Class A [Member]
SHAREHOLDERS’ EQUITY:
Ordinary Shares, value	28	195	195
Common Class B [Member]
SHAREHOLDERS’ EQUITY:
Ordinary Shares, value	2	17	17
Third Party [Member]
Current assets
Accounts receivable	19,970	139,651	120,374
Related Party [Member]
Current assets
Accounts receivable	$ 70	¥ 488	¥ 389